Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income (loss)
The components of Accumulated other comprehensive income, net of tax, were as follows:

December 31	2011	2010	2009
Foreign currency translation	$54.3	$96.6	$111.0
Unrealized gain on investments	8.2	8.0	6.6
Defined benefit pension plans (Note 8)	(26.5)	(19.1)	(13.2)
Retiree health care plan (Note 8)	(0.7)	1.5	2.5
Accumulated other comprehensive income	$35.3	$87.0	$106.9